Shareholder Report, Average Annual Return (Details) 196951_Point Bridge America First ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	106 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Point Bridge America First ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Point Bridge America First ETF NAV
Average Annual Return, Percent	13.30%	10.49%	11.29%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	22.32%	13.41%	15.31%
Point Bridge America First Index/GOP Stock Tracker TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Point Bridge America First Index/GOP Stock Tracker TR Index
Average Annual Return, Percent	14.16%	11.33%	12.13%